IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 1,824	$ 1,822
Personal, home equity, and credit card lines [member]
Disclosure of commitments [line items]
Capital commitment	131,300	122,000
Securities lending [member]
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 1,800	$ 1,800